Dividends Paid on Company Stock (Details) - EBP 002 - EBP, Employer, Common Stock Fund - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Dividends Paid, Reinvested in Company Stock	$ 1,685,762	$ 1,720,782
EBP, Dividends Paid, Distributed to Participants	945,254	960,144
EBP, Dividends Paid	$ 2,631,016	$ 2,680,926